Earnings Per Common Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders (millions of dollars)	$ 778	$ (89)
Weighted average number of shares
Basic (in shares)	596,437,577	595,756,470
Effect of dilutive stock-based compensation plans (in shares)	2,410,860	2,147,473
Diluted (in shares)	598,848,437	597,903,943
EPS
Basic (in dollars per share)	$ 1.30	$ (0.15)
Diluted (in dollars per share)	$ 1.30	$ (0.15)